STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Unearned Compensation	Paid-In Capital	Accumulated Deficiency
Beginning Period Balance at Dec. 31, 2009		$ 13,215	$ 97,334	$ (167,600)	$ 67,023,700	$ (56,951,866)
Preferred Stock, Shares Beginning Balance at Dec. 31, 2009			9,733,531
Common Stock, Shares, Beginning Balance at Dec. 31, 2009		13,215,311
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Earned portion of vendor share-based compensation				167,600
Earned portion of employee and director options					4,824,853
Derivative liabilities - warrants issued with debt					(844,488)
Derivative liability discount accretion					685,000
Purchases of common shares, Shares		(123,804)
Purchases of common shares, Amount		(123)			(344,824)
Net (loss)						(15,514,214)
Ending Period Balance at Dec. 31, 2010	(1,011,413)	13,092	97,334	0	71,344,241	(72,466,080)
Preferred Stock, Shares Ending Balance at Dec. 31, 2010			9,733,531
Common Stock, Shares, Ending Balance at Dec. 31, 2010	13,091,507	13,091,507
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Earned portion of employee and director options					340,819
Purchases of common shares, Shares		(229,231)
Purchases of common shares, Amount		(230)			(572,388)
Net (loss)	(8,883,166)					(8,883,166)
Ending Period Balance at Sep. 30, 2011	$ (10,126,378)	$ 12,862	$ 97,334	$ 0	$ 71,112,672	$ (81,349,246)
Preferred Stock, Shares Ending Balance at Sep. 30, 2011			9,733,531
Common Stock, Shares, Ending Balance at Sep. 30, 2011	12,862,276	12,862,276